Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000255375 | SWEEPUSDJPM
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000255375 | 46090E103
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000255375 | SWEEPUSDSEB
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000255375 | WEBSBDQYP67CLS
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000255375 | Other Assets less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(19.50%)
C000255375 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000255375 | Asset Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	77.50%
C000255375 | Swaps
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000255373 | SWEEPUSDJPM
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000255373 | SWEEPUSDSEB
Holdings [Line Items]
Percent of Net Asset Value	56.40%
C000255373 | 78462F103
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000255373 | WEBS2840215CLS
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000255373 | Other Assets less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(18.50%)
C000255373 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000255373 | Asset Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	78.30%
C000255373 | Swaps
Holdings [Line Items]
Percent of Net Asset Value	0.60%